Taxes on Income (Details) - Schedule of effective income tax rate reconciliation - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of effective income tax rate reconciliation [Abstract]
Income before taxes, as reported in the consolidated statements of income		$ 37,403	$ 32,472	$ 31,847
Statutory tax rate	25.00%	23.00%	23.00%	23.00%
Theoretical tax expenses on the above amount at the Israeli statutory tax rate		$ 8,603	$ 7,468	$ 7,325
Tax adjustment in respect of different tax rates		(1,169)	465	(826)
Deferred taxes on losses for which full valuation allowance was provided in the past		(326)	(227)	(11)
Tax-deductible costs, not included in the accounting costs		(679)
Tax expenses in respect of prior years, net		(71)	(37)	(22)
Non-deductible expenses		1,398		45
Uncertain tax position and other differences		(470)	(795)	560
Income tax		$ 7,286	$ 6,874	$ 7,071